ING INVESTORS TRUST

ING Marsico Growth Portfolio (“Portfolio”)

Supplement dated July 20, 2012

to the Portfolio’s Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus, and Service 2 Class Prospectus (collectively, “Prospectuses”)

and related Statement of Additional Information (“SAI”)

each dated April 30, 2012

Effective July 20, 2012, A. Douglas Rao no longer serves as co-portfolio manager for the Portfolio.  Effective immediately, the Portfolio’s Prospectuses and SAI are hereby revised to delete all references to A. Douglas Rao as co-portfolio manager of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE RFERENCE